Quarterly financial data (unaudited)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Data [Abstract]
Quarterly financial data (unaudited)	Quarterly financial data (unaudited):
Summarized quarterly financial information for 2020 and 2019 is as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(dollars in thousands)
2020
Operating revenues	$341,674	$330,944	$366,239	$338,761
Operating margin	62,515	65,532	47,862	41,800
Net margin	23,204	26,162	8,471	(1,942)
2019
Operating revenues	$356,600	$358,860	$382,623	$332,209
Operating margin	66,032	51,712	59,209	40,256
Net margin	23,596	9,383	18,286	3,196
The negative net margins in the fourth quarter of 2020 were due to reductions to revenue requirements in order to achieve, but not exceed, the targeted margins for interest ratio of 1.14.